Average Annual Total Returns			12 Months Ended	27 Months Ended	37 Months Ended	43 Months Ended		47 Months Ended	60 Months Ended	64 Months Ended	77 Months Ended	104 Months Ended	108 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
WisdomTree Dynamic International Equity Fund | WisdomTree Dynamic International Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.81%						6.91%				8.29%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International Equity Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.82%						4.73%				6.56%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International Equity Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.68%						5.09%				6.19%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International Equity Fund | MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.28%						7.55%				8.00%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International Equity Fund | WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent			10.65%						6.67%				8.10%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International Equity Fund | WisdomTree Dynamic International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.78%						5.71%				7.21%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International Equity Fund | WisdomTree Dynamic International Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.01%						5.11%				6.44%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International SmallCap Equity Fund | WisdomTree Dynamic International SmallCap Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.16%						5.69%				8.17%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International SmallCap Equity Fund | MSCI EAFE Small Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.82%						2.30%				5.66%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International SmallCap Equity Fund | MSCI EAFE Small Cap Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.68%						2.80%				5.83%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International SmallCap Equity Fund | MSCI EAFE Small Cap Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.79%						5.70%				7.38%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International SmallCap Equity Fund | MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.28%						7.55%				8.00%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International SmallCap Equity Fund | WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent			9.84%						5.41%				7.79%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International SmallCap Equity Fund | WisdomTree Dynamic International SmallCap Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.99%						4.47%				7.03%
Performance Inception Date		Jan. 07, 2016
WisdomTree Dynamic International SmallCap Equity Fund | WisdomTree Dynamic International SmallCap Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.78%						4.16%				6.27%
Performance Inception Date		Jan. 07, 2016
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Quality Corporate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.71%						0.39%			2.28%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Corporate Bond Fund | ICE BofA Merrill Lynch U.S. Corporate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.77%						0.48%			2.41%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%						(0.33%)			1.13%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			2.35%						0.13%			1.94%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Corporate Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.45%						(1.34%)			0.52%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Corporate Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.38%						(0.51%)			0.88%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.03%						2.99%			5.14%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund | CE BofA Merrill Lynch U.S. High Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.22%						4.04%			5.64%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund | Bloomberg U.S. Universal Total Return Index Value Unhedged USD (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.02%						0.06%			1.55%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%						(0.33%)			1.13%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			5.47%						2.62%			4.49%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.77%						0.39%			2.11%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.20%						1.02%			2.39%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-term Quality Corporate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.00%						1.99%			2.40%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund | ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.14%						2.02%			2.49%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%						(0.33%)			1.13%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			4.70%						1.67%			2.02%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-Term Corporate Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.86%						0.54%			1.00%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-Term Corporate Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.76%						0.79%			1.10%
Performance Inception Date		Apr. 27, 2016
WisdomTree U.S. Efficient Core Fund | 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.31%						8.45%		8.86%
Performance Inception Date		Aug. 02, 2018
WisdomTree U.S. Efficient Core Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%						14.53%		13.99%
Performance Inception Date		Aug. 02, 2018
WisdomTree U.S. Efficient Core Fund | WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Average Annual Return, Percent			19.76%						10.87%		11.58%
Performance Inception Date		Aug. 02, 2018
WisdomTree U.S. Efficient Core Fund | WisdomTree U.S. Efficient Core Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.41%						10.57%		11.25%
Performance Inception Date		Aug. 02, 2018
WisdomTree U.S. Efficient Core Fund | WisdomTree U.S. Efficient Core Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.90%						8.60%		9.29%
Performance Inception Date		Aug. 02, 2018
WisdomTree Emerging Markets Efficient Core Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%			(3.18%)
Performance Inception Date		May 20, 2021
WisdomTree Emerging Markets Efficient Core Fund | WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Average Annual Return, Percent			4.33%			(5.90%)
Performance Inception Date		May 20, 2021
WisdomTree Emerging Markets Efficient Core Fund | WisdomTree Emerging Markets Efficient Core Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.82%			(6.52%)
Performance Inception Date		May 20, 2021
WisdomTree Emerging Markets Efficient Core Fund | WisdomTree Emerging Markets Efficient Core Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.39%			(4.37%)
Performance Inception Date		May 20, 2021
WisdomTree International Efficient Core Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.82%			2.26%
Performance Inception Date		May 20, 2021
WisdomTree International Efficient Core Fund | WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Average Annual Return, Percent			1.04%			(0.77%)
Performance Inception Date		May 20, 2021
WisdomTree International Efficient Core Fund | WisdomTree International Efficient Core Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.38%			(1.24%)
Performance Inception Date		May 20, 2021
WisdomTree International Efficient Core Fund | WisdomTree International Efficient Core Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.13%			(0.50%)
Performance Inception Date		May 20, 2021
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(14.12%)				(13.86%)
Performance Inception Date		Jun. 03, 2021
WisdomTree BioRevolution Fund | S&P Biotechnology Select Industry Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.18%				(8.98%)
Performance Inception Date		Jun. 03, 2021
WisdomTree BioRevolution Fund | S&P 500® Health Care Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.58%				5.39%
Performance Inception Date		Jun. 03, 2021
WisdomTree BioRevolution Fund | S&P 500® Equal Weight Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%				6.07%
Performance Inception Date		Jun. 03, 2021
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Fund
Prospectus [Line Items]
Average Annual Return, Percent			(14.15%)				(13.88%)
Performance Inception Date		Jun. 03, 2021
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(14.29%)				(13.99%)
Performance Inception Date		Jun. 03, 2021
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(8.26%)				(10.04%)
Performance Inception Date		Jun. 03, 2021
WisdomTree Cloud Computing Fund | BVP Nasdaq Emerging Cloud Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.79%						8.37%	8.30%
Performance Inception Date		Sep. 06, 2019
WisdomTree Cloud Computing Fund | S&P 500® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			36.07%						17.09%	17.44%
Performance Inception Date		Sep. 06, 2019
WisdomTree Cloud Computing Fund | S&P 500® Information Technology Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			36.61%						24.55%	25.84%
Performance Inception Date		Sep. 06, 2019
WisdomTree Cloud Computing Fund | S&P 500® Equal Weight Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%						10.76%	11.79%
Performance Inception Date		Sep. 06, 2019
WisdomTree Cloud Computing Fund | WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Average Annual Return, Percent			7.26%						7.97%	7.88%
Performance Inception Date		Sep. 06, 2019
WisdomTree Cloud Computing Fund | WisdomTree Cloud Computing Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.26%						7.97%	7.88%
Performance Inception Date		Sep. 06, 2019
WisdomTree Cloud Computing Fund | WisdomTree Cloud Computing Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.30%						6.28%	6.22%
Performance Inception Date		Sep. 06, 2019
WisdomTree Cybersecurity Fund | WisdomTree Team8 Cybersecurity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%					4.54%
Performance Inception Date		Jan. 28, 2021
WisdomTree Cybersecurity Fund | S&P 500® Information Technology Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			36.61%					20.22%
Performance Inception Date		Jan. 28, 2021
WisdomTree Cybersecurity Fund | S&P 500® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			36.07%					13.33%
Performance Inception Date		Jan. 28, 2021
WisdomTree Cybersecurity Fund | S&P 500® Equal Weight Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%					10.45%
Performance Inception Date		Jan. 28, 2021
WisdomTree Cybersecurity Fund | WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Average Annual Return, Percent			11.82%					4.27%
Performance Inception Date		Jan. 28, 2021
WisdomTree Cybersecurity Fund | WisdomTree Cybersecurity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.81%					4.24%
Performance Inception Date		Jan. 28, 2021
WisdomTree Cybersecurity Fund | WisdomTree Cybersecurity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.00%					3.30%
Performance Inception Date		Jan. 28, 2021
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence & Innovation Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.68%		(4.02%)
Performance Inception Date		Dec. 09, 2021
WisdomTree Artificial Intelligence and Innovation Fund | S&P 500® Information Technology Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			36.61%		15.53%
Performance Inception Date		Dec. 09, 2021
WisdomTree Artificial Intelligence and Innovation Fund | S&P 500® Equal Weight Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%		5.07%
Performance Inception Date		Dec. 09, 2021
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Average Annual Return, Percent			6.54%		(4.20%)
Performance Inception Date		Dec. 09, 2021
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence and Innovation Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.49%		(4.25%)
Performance Inception Date		Dec. 09, 2021
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence and Innovation Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.91%		(3.18%)
Performance Inception Date		Dec. 09, 2021
WisdomTree True Emerging Markets Fund | WisdomTree True Emerging Markets Index** (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.70%	12.85%
Performance Inception Date		Sep. 22, 2022
WisdomTree True Emerging Markets Fund | MSCI Emerging Markets ex-China Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.56%	10.66%
Performance Inception Date		Sep. 22, 2022
WisdomTree True Emerging Markets Fund | WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.57%	11.72%
Performance Inception Date		Sep. 22, 2022
WisdomTree True Emerging Markets Fund | WisdomTree True Emerging Markets Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.28%	11.34%
Performance Inception Date		Sep. 22, 2022
WisdomTree True Emerging Markets Fund | WisdomTree True Emerging Markets Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.65%	9.09%
Performance Inception Date		Sep. 22, 2022

[1]	Fund performance shown for periods prior to July 10, 2025 reflects the performance of the Fund when it sought to track the Index as constructed and maintained in accordance with its prior methodology.
[2]	Index performance shown for periods prior to July 10, 2025 reflects the performance of the Index prior to the change in its methodology and name.